Taxes on Income (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Corporate income tax rate			23.00%	24.00%	24.00%	25.00%
Income tax reconciliation description			Tax Cuts and Jobs Act (the "Tax Act"). The Tax Act makes broad and complex changes to the U.S. tax code, including, but not limited to, (1) reducing the U.S. federal corporate tax rate from 35 percent to 21 percent; (2) requiring companies to pay a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries; (3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax (BEAT), a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of NOL carryforwards created in tax years beginning after December 31, 2017.
Reduced federal tax rate			21.00%
Net operating losses	$ (1,892)	$ (1,262)	$ (3,407)	$ (2,495)	$ (5,267)	$ (9,635)
Operating loss carryforwards, expiration			2035
Israel Tax Authority [Member]
Net operating losses	776		$ 1,170
Israel Tax Authority [Member] | From 2018 [Member]
Corporate income tax rate			23.00%		23.00%
US Tax Authority [Member]
Corporate income tax rate					35.00%
Net operating losses	$ 694		$ 1,416
Operating loss carryforwards, expiration					2035
US Tax Authority [Member] | From 2018 [Member]
Corporate income tax rate			21.00%